American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2022

International Bond - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 57.7%
Australia — 3.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	13,647,172
Australia Government Bond, 0.50%, 9/21/26	AUD	4,000,000	2,546,883
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,001,503
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,386,748
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,272,813
			24,855,119
Austria — 0.8%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,417,064
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	3,003,345
			5,420,409
Belgium — 0.6%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	795,154
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,979,000	3,716,254
			4,511,408
Canada — 3.9%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,988,685
Canadian Government Bond, 0.50%, 12/1/30	CAD	16,700,000	10,990,532
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	969,942
Canadian Government Bond, 2.00%, 12/1/51	CAD	2,200,000	1,451,651
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	427,418
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	8,413,639
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	729,477
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,309,769
			27,281,113
China — 7.3%
China Development Bank, 3.50%, 8/13/26	CNY	35,260,000	5,396,370
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,520,147
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	18,422,486
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	11,509,758
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	5,037,533
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,726,640
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,240,428
			50,853,362
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22(1)	CZK	58,020,000	2,405,580
Denmark — 0.1%
Denmark Government Bond, 0.25%, 11/15/52	DKK	8,000,000	786,924
Finland — 0.7%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	2,105,173
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	2,317,473
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	600,000	399,693
			4,822,339
France — 5.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	247,147
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	458,215
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	1,754,370
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	4,012,027
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,535,160

French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	24,750,000	22,297,804
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,542,253
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	6,004,561
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	750,000	562,469
			38,414,006
Germany — 3.0%
Bundesobligation, 0.00%, 4/16/27(2)	EUR	13,500,000	13,506,462
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	4,000,000	3,803,619
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	3,162,085
			20,472,166
Greece — 0.3%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	2,000,000	1,836,916
Indonesia — 0.6%
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	64,000,000,000	4,131,829
Ireland — 1.4%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	4,775,119
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	677,093
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	3,959,587
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	55,196
			9,466,995
Italy — 4.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	8,282,523
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	5,382,000	5,527,509
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	5,350,000	5,089,294
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	4,892,610
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,341,452
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	6,482,296
			31,615,684
Japan — 7.8%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,377,400,000	13,050,706
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,137,950,000	19,422,700
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	785,308
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	9,523,377
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	690,000,000	4,580,761
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	221,000,000	1,585,429
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	2,987,256
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	316,000,000	2,236,924
			54,172,461
Jordan — 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(1)		$900,000	879,188
Malaysia — 0.7%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	4,698,156
Mexico — 0.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	44,200,000	2,047,731
Netherlands — 1.6%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	7,783,927
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	1,700,000	1,590,582
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,206,182
Netherlands Government Bond, 0.00%, 1/15/52(1)(2)	EUR	1,000,000	684,555
			11,265,246
New Zealand — 3.5%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	38,803,000	23,237,078
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,175,446
			24,412,524

Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	801,973
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,518,391
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,278,892
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	2,766,937
Spain — 3.3%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,434,704
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,053,265
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	2,000,000	1,915,910
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	4,951,287
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,345,860
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	797,038
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	578,333
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	3,458,370
			22,534,767
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,216,927
Switzerland — 0.8%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,318,798
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,995,000	3,925,986
			5,244,784
Thailand — 0.9%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	6,047,590
United Kingdom — 4.7%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	5,000,000	5,784,996
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	3,797,133
United Kingdom Gilt, 0.25%, 7/31/31	GBP	3,900,000	4,118,714
United Kingdom Gilt, 1.00%, 1/31/32	GBP	3,500,000	3,921,892
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	6,654,785
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	3,324,214
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	5,218,424
			32,820,158
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $444,050,199)			399,579,575
CORPORATE BONDS — 18.9%
Belgium — 0.1%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	987,509
Bermuda†
Aircastle Ltd., 5.25%, 8/11/25(1)		$243,000	238,070
Canada — 0.3%
Cenovus Energy, Inc., 2.65%, 1/15/32		270,000	232,577
Royal Bank of Canada, 0.625%, 9/10/25	EUR	1,500,000	1,503,627
Toronto-Dominion Bank, 4.46%, 6/8/32		$354,000	361,232
Waste Connections, Inc., 3.20%, 6/1/32		165,000	153,683
			2,251,119
Cayman Islands†
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)		125,000	116,781
France — 2.3%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	1,500,000	1,341,857
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	500,000	449,702
Banque Federative du Credit Mutuel SA, 1.875%, 6/18/29	EUR	600,000	568,331
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	1,400,000	1,545,372

BPCE SA, 2.875%, 4/22/26	EUR	100,000	103,798
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,700,664
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	1,500,000	1,472,533
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,000,000	953,999
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/31	EUR	4,000,000	3,524,187
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	400,000	376,366
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	800,000	704,563
Orange SA, 5.25%, 12/5/25	GBP	150,000	196,274
Societe Generale SA, 1.25%, 12/7/27	GBP	1,700,000	1,806,194
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	300,000	298,653
			16,042,493
Germany — 1.2%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,500,000	1,421,683
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,101,921
Deutsche Bank AG, 2.625%, 12/16/24	GBP	1,500,000	1,750,908
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$416,000	361,682
Deutsche Bank AG, VRN, 4.30%, 5/24/28		1,331,000	1,244,667
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	700,000	669,962
Kreditanstalt fuer Wiederaufbau, 0.01%, 5/5/27	EUR	1,000,000	973,350
Mercedes-Benz Group AG, 1.00%, 11/15/27	EUR	1,000,000	991,594
			8,515,767
Ireland — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		$232,000	203,713
Bank of Ireland Group PLC, VRN, 2.375%, 10/14/29	EUR	800,000	780,156
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		$770,000	761,270
			1,745,139
Italy — 0.6%
Intesa Sanpaolo SpA, 3.93%, 9/15/26	EUR	1,600,000	1,656,725
Telecom Italia SpA, 4.00%, 4/11/24	EUR	1,000,000	1,020,807
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,440,000	1,289,323
			3,966,855
Luxembourg — 1.2%
European Financial Stability Facility, 0.40%, 5/31/26	EUR	3,370,000	3,364,663
European Financial Stability Facility, 2.75%, 12/3/29	EUR	2,000,000	2,239,994
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,531,000	1,699,965
Telecom Italia Capital SA, 6.375%, 11/15/33		$1,155,000	965,950
			8,270,572
Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		800,000	633,708
Multinational — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,199,769	1,181,617
Netherlands — 0.5%
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,150,000	1,374,999
ING Groep NV, 2.125%, 1/10/26	EUR	1,500,000	1,544,363
Siemens Financieringsmaatschappij NV, 1.00%, 2/20/25	GBP	200,000	233,176
			3,152,538
Norway — 0.3%
Equinor ASA, 0.875%, 2/17/23	EUR	1,950,000	1,995,953
Portugal — 0.3%
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	1,000,000	921,060
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,385,493
			2,306,553
Spain — 0.4%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	300,000	286,679
Banco Santander SA, VRN, 1.72%, 9/14/27		$200,000	176,648

CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	900,000	911,230
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,358,891
			2,733,448
Supranational — 1.2%
European Union, 0.00%, 7/4/31(2)	EUR	8,900,000	8,003,670
Sweden — 0.4%
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)		$1,160,000	1,157,473
Svenska Handelsbanken AB, 3.95%, 6/10/27(1)		1,800,000	1,805,286
			2,962,759
United Kingdom — 1.8%
Barclays PLC, 3.25%, 2/12/27	GBP	400,000	471,079
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,009,469
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		$643,000	639,201
International Game Technology PLC, 5.25%, 1/15/29(1)		780,000	754,330
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	770,000	894,981
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,083,808
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	600,000	642,572
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	700,000	694,418
NatWest Group PLC, VRN, 5.52%, 9/30/28		$1,130,000	1,159,021
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	900,000	977,762
Tesco PLC, 5.00%, 3/24/23	GBP	1,150,000	1,412,871
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	800,000	771,190
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	500,000	472,639
Vodafone Group PLC, VRN, 3.00%, 8/27/80	EUR	600,000	509,211
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	700,000	823,790
			12,316,342
United States — 7.7%
Albemarle Corp., 4.65%, 6/1/27		$400,000	402,067
AT&T, Inc., 4.35%, 3/1/29		915,000	923,825
AT&T, Inc., 4.50%, 5/15/35		433,000	430,295
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	594,419
AT&T, Inc., 3.55%, 9/15/55		$393,000	306,848
Baltimore Gas and Electric Co., 4.55%, 6/1/52		334,000	341,021
Bank of America Corp., 2.30%, 7/25/25	GBP	900,000	1,070,141
Boeing Co., 5.15%, 5/1/30		$250,000	252,631
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	440,474
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	513,042
Centene Corp., 4.625%, 12/15/29		320,000	316,133
Centene Corp., 3.375%, 2/15/30		884,000	804,535
CF Industries, Inc., 5.15%, 3/15/34		340,000	341,321
Citigroup, Inc., VRN, 3.67%, 7/24/28		1,585,000	1,535,969
Comcast Corp., 3.75%, 4/1/40		120,000	110,609
CSX Corp., 4.10%, 11/15/32		250,000	253,575
DAE Funding LLC, 1.55%, 8/1/24(1)		433,000	405,655
Dell International LLC / EMC Corp., 6.02%, 6/15/26		425,000	451,838
DISH DBS Corp., 5.25%, 12/1/26(1)		375,000	325,078
Dollar Tree, Inc., 2.65%, 12/1/31		485,000	420,090
EPR Properties, 4.95%, 4/15/28		2,404,000	2,245,998
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		1,100,000	926,162
Freeport-McMoRan, Inc., 4.625%, 8/1/30		970,000	931,845
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,059,060
General Motors Financial Co., Inc., 2.40%, 10/15/28		$345,000	295,657
Glencore Funding LLC, 2.625%, 9/23/31(1)		450,000	370,019
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	900,000	1,116,723
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		$1,147,000	1,014,986

Hill City Funding Trust, 4.05%, 8/15/41(1)		391,000	291,477
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,126,357
John Deere Capital Corp., 3.90%, 6/7/32		$292,000	301,213
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		157,000	148,523
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		135,000	119,324
KB Home, 4.80%, 11/15/29		867,000	781,210
KeyBank NA, 4.39%, 12/14/27		566,000	575,496
Kraft Heinz Foods Co., 5.00%, 6/4/42		339,000	329,124
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		987,000	843,905
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		679,000	622,300
Lowe's Cos., Inc., 3.35%, 4/1/27		1,378,000	1,368,917
Magallanes, Inc., 3.53%, 3/15/24(1)		1,590,000	1,563,178
Magallanes, Inc., 3.76%, 3/15/27(1)		253,000	243,327
Microchip Technology, Inc., 4.25%, 9/1/25		1,370,000	1,365,448
Mondelez International, Inc., 1.375%, 3/17/41	EUR	2,000,000	1,541,759
Moody's Corp., 2.55%, 8/18/60		$269,000	177,418
MPLX LP, 2.65%, 8/15/30		400,000	346,633
NCR Corp., 5.125%, 4/15/29(1)		541,000	520,588
Netflix, Inc., 4.875%, 4/15/28		533,000	530,212
Netflix, Inc., 5.875%, 11/15/28		365,000	379,564
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32		720,000	770,084
Norfolk Southern Corp., 4.55%, 6/1/53		420,000	418,171
Nucor Corp., 3.125%, 4/1/32		190,000	172,072
O'Reilly Automotive, Inc., 4.70%, 6/15/32		540,000	556,475
Oracle Corp., 3.60%, 4/1/40		335,000	260,345
Owl Rock Capital Corp., 3.40%, 7/15/26		157,000	141,534
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		334,000	331,678
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		71,000	66,733
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		311,000	266,743
Paramount Global, 4.375%, 3/15/43		60,000	47,909
Parker-Hannifin Corp., 4.25%, 9/15/27		1,530,000	1,564,696
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		658,000	548,417
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33		310,000	307,862
Prospect Capital Corp., 3.71%, 1/22/26		294,000	265,088
Public Service Electric and Gas Co., 3.10%, 3/15/32		288,000	277,068
Qorvo, Inc., 4.375%, 10/15/29		814,000	762,059
SBL Holdings, Inc., VRN, 6.50%,(1)(3)		871,000	640,185
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	917,001
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		450,000	370,560
Sprint Corp., 7.625%, 2/15/25		1,200,000	1,282,410
Sysco Corp., 5.95%, 4/1/30		584,000	643,624
T-Mobile USA, Inc., 4.75%, 2/1/28		1,225,000	1,224,841
T-Mobile USA, Inc., 3.50%, 4/15/31		523,000	484,384
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	611,813
Time Warner Cable LLC, 4.50%, 9/15/42		570,000	459,174
TransDigm, Inc., 4.625%, 1/15/29		690,000	621,807
Tronox, Inc., 4.625%, 3/15/29(1)		760,000	656,456
Truist Financial Corp., VRN, 4.12%, 6/6/28		480,000	483,015
Union Electric Co., 3.90%, 4/1/52		224,000	208,576
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		445,760	423,828
United Natural Foods, Inc., 6.75%, 10/15/28(1)		795,000	800,764
US Foods, Inc., 4.75%, 2/15/29(1)		1,055,000	987,032
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		623,000	542,194
Verizon Communications, Inc., 4.33%, 9/21/28		330,000	338,743
Viatris, Inc., 4.00%, 6/22/50		257,000	178,458

Victoria's Secret & Co., 4.625%, 7/15/29(1)	590,000	489,331
WEC Energy Group, Inc., 1.375%, 10/15/27	1,520,000	1,347,236
Wells Fargo & Co., VRN, 3.07%, 4/30/41	805,000	653,518
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	880,000	874,669
		53,372,542
TOTAL CORPORATE BONDS (Cost $145,865,011)		130,793,435
PREFERRED STOCKS — 4.8%
Bermuda — 0.2%
Aircastle Ltd., 5.25%(1)	1,875,000	1,504,193
France — 1.6%
Accor SA, 2.625%	1,500,000	1,306,012
AXA SA, 6.69%	1,270,000	1,617,602
BNP Paribas Cardif SA, 4.03%	1,400,000	1,439,601
Credit Agricole Assurances SA, 4.25%	1,900,000	1,986,884
Electricite de France SA, 3.375%	1,600,000	1,311,360
Orange SA, 2.375%	500,000	496,608
TotalEnergies SE, 2.625%	2,900,000	2,873,307
		11,031,374
Germany — 0.5%
Allianz SE, 2.625%	1,200,000	971,969
Allianz SE, 3.20%(1)	2,705,000	2,068,448
Commerzbank AG, 4.25%	400,000	328,980
		3,369,397
Italy — 1.1%
Assicurazioni Generali SpA, 4.60%	2,200,000	2,280,652
Enel SpA, 2.25%	1,000,000	878,701
Eni SpA, 3.375%	2,700,000	2,321,310
Intesa Sanpaolo SpA, 3.75%	900,000	790,202
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,029,611
UniCredit SpA, 3.875%	600,000	473,061
		7,773,537
Netherlands — 1.1%
ING Groep NV, 3.875%	1,400,000	1,083,171
Naturgy Finance BV, 2.37%	1,300,000	1,052,966
Telefonica Europe BV, 2.875%	1,200,000	1,064,432
Telefonica Europe BV, 2.38%	1,200,000	974,345
Volkswagen International Finance NV, 3.875%	3,500,000	3,183,311
		7,358,225
United Kingdom — 0.1%
SSE PLC, 3.125%	1,000,000	917,059
United States — 0.2%
Air Lease Corp., 4.125%	1,485,000	1,110,274
PNC Financial Services Group, Inc., 3.40%	200,000	164,500
		1,274,774
TOTAL PREFERRED STOCKS (Cost $42,215,922)		33,228,559
U.S. TREASURY SECURITIES — 2.6%
U.S. Treasury Notes, 1.50%, 2/29/24(4)	2,100,000	2,053,324
U.S. Treasury Notes, 1.875%, 2/28/27	9,000,000	8,678,848
U.S. Treasury Notes, 1.875%, 2/28/29(4)	8,000,000	7,606,562
TOTAL U.S. TREASURY SECURITIES (Cost $18,705,209)		18,338,734
ASSET-BACKED SECURITIES — 1.7%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	1,612,627	1,398,688

Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	3,450,000	2,592,828
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		$3,000,000	2,769,516
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		754,555	717,995
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)		1,498,285	1,366,681
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)		1,007,232	927,342
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)		750,000	730,399
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		602,312	578,075
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)		473,652	442,587
TOTAL ASSET-BACKED SECURITIES (Cost $12,407,876)			11,524,111
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 4.66%, (3-month LIBOR plus 1.90%), 7/22/32(1)		1,100,000	1,039,707
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 4.79%, (3-month LIBOR plus 2.05%), 4/18/31(1)		2,000,000	1,892,890
CBAM Ltd., Series 2018-7A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/31(1)		2,300,000	2,151,467
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.01%, (3-month LIBOR plus 1.50%), 4/15/31(1)		2,050,000	1,972,007
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 5.39%, (3-month LIBOR plus 2.68%), 1/20/35(1)		1,800,000	1,711,131
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 4.44%, (3-month LIBOR plus 1.70%), 4/18/33(1)		1,500,000	1,435,766
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,695,210)			10,202,968
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 6.25%, 7/15/32 (Cost $1,187,626)		890,000	1,137,609
BANK LOAN OBLIGATIONS(5) — 0.1%
Directv Financing, LLC, Term Loan, 7.37%, (1-month LIBOR plus 5.00%), 8/2/27 (Cost $1,059,334)		1,056,725	1,001,522
SHORT-TERM INVESTMENTS — 12.1%
Certificate of Deposit — 2.8%
Credit Agricole Corporate and Investment Bank, 2.31%, 8/1/22 (LOC: Credit Agricole SA)(1)		19,439,000	19,439,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class		186,026	186,026
Repurchase Agreements — 3.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $2,886,905), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $2,831,463)			2,830,949
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $20,225,633), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $19,832,685)			19,829,000
			22,659,949
Treasury Bills(6) — 6.0%
U.S. Treasury Bills, 1.93%, 4/20/23(4)		27,000,000	26,450,782
U.S. Treasury Bills, 1.15%, 10/6/22		15,500,000	15,436,134
			41,886,916
TOTAL SHORT-TERM INVESTMENTS (Cost $84,383,591)			84,171,891
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $760,569,978)			689,978,404
OTHER ASSETS AND LIABILITIES — 0.4%			2,566,067
TOTAL NET ASSETS — 100.0%			$692,544,471

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,829,564	AUD	8,086,306	Credit Suisse AG	9/14/22	$175,838
USD	1,787,974	AUD	2,632,273	Morgan Stanley	9/14/22	(52,440)
CAD	10,872,954	USD	8,641,056	UBS AG	9/14/22	(151,195)
CAD	282,427	USD	218,563	UBS AG	9/14/22	1,963
USD	1,962,945	CAD	2,536,437	UBS AG	9/14/22	(17,565)
USD	1,769,842	CAD	2,285,687	UBS AG	9/14/22	(14,877)
CHF	1,254,323	USD	1,299,790	Morgan Stanley	9/14/22	22,151
CLP	3,396,201,103	USD	4,072,672	Morgan Stanley	9/14/22	(332,661)
CLP	1,699,673,689	USD	1,689,369	Morgan Stanley	9/14/22	182,369
USD	3,231,732	CLP	2,902,741,237	Morgan Stanley	9/14/22	35,135
USD	1,612,884	CLP	1,688,366,596	Morgan Stanley	9/14/22	(246,402)
CNY	338,952,500	USD	50,794,620	Morgan Stanley	9/14/22	(549,030)
CNY	5,280,790	USD	788,347	Morgan Stanley	9/14/22	(5,534)
COP	18,536,232,217	USD	4,797,658	Bank of America N.A.	9/14/22	(506,749)
COP	4,442,424,658	USD	1,060,878	Bank of America N.A.	9/14/22	(32,511)
COP	3,245,721,621	USD	727,251	Bank of America N.A.	9/14/22	24,093
USD	4,534,938	COP	18,536,232,217	Bank of America N.A.	9/14/22	244,029
USD	1,670,610	COP	7,688,146,279	Bank of America N.A.	9/14/22	(109,101)
USD	1,091,307	CZK	25,544,212	UBS AG	9/14/22	36,597
DKK	13,633,148	USD	1,970,441	UBS AG	9/14/22	(92,933)
EUR	54,728,094	USD	58,824,547	JPMorgan Chase Bank N.A.	9/14/22	(2,722,218)
EUR	1,814,660	USD	1,952,846	JPMorgan Chase Bank N.A.	9/14/22	(92,620)
EUR	266,999	USD	279,316	JPMorgan Chase Bank N.A.	9/14/22	(5,613)
EUR	352,862	USD	360,308	JPMorgan Chase Bank N.A.	9/14/22	1,414
EUR	4,309,705	USD	4,349,063	JPMorgan Chase Bank N.A.	9/14/22	68,860
EUR	335,664	USD	345,164	JPMorgan Chase Bank N.A.	9/14/22	(1,072)
USD	178,236	EUR	168,675	Bank of America N.A.	9/14/22	5,325
USD	1,270,207	EUR	1,181,447	JPMorgan Chase Bank N.A.	9/14/22	59,093
USD	712,000	EUR	660,595	JPMorgan Chase Bank N.A.	9/14/22	34,817
USD	13,423,629	EUR	12,632,220	JPMorgan Chase Bank N.A.	9/14/22	474,211
USD	1,234,098	EUR	1,162,685	JPMorgan Chase Bank N.A.	9/14/22	42,218
USD	403,325	EUR	382,479	JPMorgan Chase Bank N.A.	9/14/22	11,241
USD	2,461,014	EUR	2,350,866	JPMorgan Chase Bank N.A.	9/14/22	51,117
USD	1,585,385	EUR	1,513,262	JPMorgan Chase Bank N.A.	9/14/22	34,125
USD	2,740,938	EUR	2,668,317	JPMorgan Chase Bank N.A.	9/14/22	5,619
USD	2,645,526	EUR	2,579,583	JPMorgan Chase Bank N.A.	9/14/22	1,169
USD	3,466,131	EUR	3,391,511	JPMorgan Chase Bank N.A.	9/14/22	(10,542)
GBP	2,463,969	USD	3,091,369	Bank of America N.A.	9/14/22	(87,808)
GBP	191,828	USD	230,780	Bank of America N.A.	9/14/22	3,057
USD	8,043	GBP	6,735	Bank of America N.A.	9/14/22	(167)
HUF	294,201,976	USD	800,850	UBS AG	9/14/22	(64,849)
IDR	80,408,422,266	USD	5,558,058	Goldman Sachs & Co.	9/14/22	(140,972)
USD	4,408,740	IDR	64,574,808,188	Goldman Sachs & Co.	9/14/22	58,359
ILS	5,740,059	USD	1,736,389	UBS AG	9/14/22	(43,456)
ILS	6,013,431	USD	1,754,466	UBS AG	9/14/22	19,094
ILS	5,869,182	USD	1,698,013	UBS AG	9/14/22	33,003
USD	3,490,168	ILS	11,753,490	UBS AG	9/14/22	23,675
USD	1,691,309	ILS	5,869,182	UBS AG	9/14/22	(39,707)
JPY	11,727,120,584	USD	89,309,922	Bank of America N.A.	9/14/22	(1,081,851)
JPY	268,643,476	USD	2,011,086	Bank of America N.A.	9/14/22	10,032
JPY	544,534,087	USD	4,072,927	Bank of America N.A.	9/14/22	23,832
JPY	372,017,794	USD	2,776,542	Bank of America N.A.	9/14/22	22,304

JPY	450,000,000	USD	3,253,421	Bank of America N.A.	9/14/22	132,119
USD	2,050,050	JPY	274,561,122	Bank of America N.A.	9/14/22	(15,589)
KRW	18,126,452,165	USD	14,470,484	Goldman Sachs & Co.	9/14/22	(557,294)
USD	480,252	KRW	622,455,038	Goldman Sachs & Co.	9/14/22	2,479
MXN	20,573,487	USD	1,029,787	Goldman Sachs & Co.	9/14/22	(28,495)
MXN	68,258,839	USD	3,252,667	Goldman Sachs & Co.	9/14/22	69,424
MXN	44,374,415	USD	2,120,185	Goldman Sachs & Co.	9/14/22	39,474
MXN	45,915,712	USD	2,184,434	Goldman Sachs & Co.	9/14/22	50,239
USD	3,274,000	MXN	65,874,510	Goldman Sachs & Co.	9/14/22	67,952
USD	3,297,109	MXN	67,332,231	Goldman Sachs & Co.	9/14/22	20,115
USD	2,199,313	MXN	45,915,712	Goldman Sachs & Co.	9/14/22	(35,360)
USD	857,612	MYR	3,769,032	Goldman Sachs & Co.	9/14/22	11,281
NOK	39,563,688	USD	4,202,376	UBS AG	9/14/22	(104,925)
NOK	17,076,460	USD	1,735,982	UBS AG	9/14/22	32,558
USD	2,054,977	NOK	19,543,536	UBS AG	9/14/22	30,932
USD	3,393,222	NOK	33,842,300	UBS AG	9/14/22	(111,688)
NZD	2,565,514	USD	1,588,079	Morgan Stanley	9/14/22	25,105
USD	22,912,526	NZD	35,350,653	Credit Suisse AG	9/14/22	684,187
USD	1,810,121	NZD	2,841,858	Credit Suisse AG	9/14/22	23,173
PEN	10,760,651	USD	2,834,286	Goldman Sachs & Co.	9/14/22	(107,681)
PEN	10,543,983	USD	2,675,730	Goldman Sachs & Co.	9/14/22	(4,026)
USD	2,849,824	PEN	10,760,651	Goldman Sachs & Co.	9/14/22	123,219
USD	1,022,546	PEN	3,972,795	Goldman Sachs & Co.	9/14/22	15,893
USD	1,686,866	PEN	6,571,188	Goldman Sachs & Co.	9/14/22	21,815
USD	883,314	PLN	3,840,853	UBS AG	9/14/22	61,388
RON	4,028,313	USD	858,074	Goldman Sachs & Co.	9/14/22	(28,456)
SEK	37,901,266	USD	3,882,373	UBS AG	9/14/22	(145,540)
USD	340,076	SGD	468,037	Bank of America N.A.	9/14/22	1,237
THB	125,172,066	USD	3,551,988	Goldman Sachs & Co.	9/14/22	(141,350)
USD	6,578,023	THB	225,987,986	Goldman Sachs & Co.	9/14/22	420,394
						$(4,144,553)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	200	September 2022	$26,137,899	$535,258
Japanese 10-Year Government Bonds	39	September 2022	44,018,673	356,513
Korean Treasury 10-Year Bonds	155	September 2022	13,804,557	757,401
U.K. Gilt 10-Year Bonds	127	September 2022	18,277,787	18,381
U.S. Treasury 10-Year Notes	92	September 2022	11,144,937	13,817
U.S. Treasury 2-Year Notes	104	September 2022	21,887,938	125,735
			$135,271,791	$1,807,105
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	21	September 2022	$3,324,563	$(118,478)
U.S. Treasury 10-Year Ultra Notes	293	September 2022	38,456,250	(544,077)
U.S. Treasury Long Bonds	66	September 2022	9,504,000	(211,659)
U.S. Treasury 5-Year Notes	95	September 2022	10,804,023	(23,663)
			$62,088,836	$(897,877)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$30,608,820	$(782,246)	$250,577	$(531,669)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RON	-	New Romanian Leu
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $125,543,571, which represented 18.1% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,550,646.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	399,579,575	—
Corporate Bonds	—	130,793,435	—
Preferred Stocks	—	33,228,559	—
U.S. Treasury Securities	—	18,338,734	—
Asset-Backed Securities	—	11,524,111	—
Collateralized Loan Obligations	—	10,202,968	—
U.S. Government Agency Securities	—	1,137,609	—
Bank Loan Obligations	—	1,001,522	—
Short-Term Investments	186,026	83,985,865	—
	186,026	689,792,378	—
Other Financial Instruments
Futures Contracts	139,552	1,667,553	—
Forward Foreign Currency Exchange Contracts	—	3,537,724	—
	139,552	5,205,277	—
Liabilities
Other Financial Instruments
Futures Contracts	897,877	—	—
Swap Agreements	—	531,669	—
Forward Foreign Currency Exchange Contracts	—	7,682,277	—
	897,877	8,213,946	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.